Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool			$ 2,500.0	$ 2,500.0
Non-capital losses			2,100.0	2,200.0
Non-capital losses for which deferred tax asset has not been recognized			1,646.2	1,950.4
Realized and unrealized net capital losses			$ 591.5	$ 595.0
Provincial Corporate Income Tax Rate	8.00%	10.00%
Combined statutory tax rate			23.00%
Tax benefit arising from federal scientific research and development			$ 61.3